Note 9 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Unrecognized Tax Benefits [Abstract]
Balance	$ 939,000	$ 756,000	$ 687,000
Additions based on tax positions related to current year	183,000	81,000
Reductions for tax positions of prior year		$ (12,000)